Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Goodwill [Roll Forward]
Beginning Balance	¥ 15,982,000
Additions			17,491,786
Deconsolidation and disposal of subsidiaries	(78,323)		(1,509,786)
Ending Balance	15,903,677	$ 2,292,587	¥ 15,982,000
Goodwill impairment